Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Income before taxes	R$ 11,277,490	R$ 5,730,773	R$ 5,134,722
Adjustment for:
Depreciation and amortization	8,368,623	7,853,734	7,654,406
Foreign exchange on loans and derivative financial instruments	30,664	57,832	75,075
Monetary losses	801,912	543,852	620,570
Equity pickup	5,847	(1,580)	(1,244)
Losses (gains) on write-off/sale of assets	(63,881)	(74,337)	(451,215)
Provision for impairment - accounts receivable	1,533,660	1,481,015	1,348,221
Change in liability provisions	(80,333)	(93,479)	273,664
Write-off and reversals for impairment - inventories	(45,223)	(45,089)	(36,898)
Pension plans and other post-employment benefits	52,885	31,511	5,243
Provisions for tax, labor, civil and regulatory contingencies	1,098,251	999,419	985,176
Interest expense	497,797	926,220	1,049,553
Other	(14,089)	(8,737)	(72,610)
Changes in assets and liabilities
Trade accounts receivable	(1,603,002)	(1,274,181)	(1,739,550)
Inventories	(68,127)	106,393	230,116
Taxes recoverable	(5,849,648)	(330,398)	(823,360)
Prepaid expenses	41,166	11,051	105,845
Other assets	(20,225)	82,109	23,202
Personnel, social charges and benefits	47,870	(42,830)	53,005
Trade accounts payable	1,056,817	121,577	(707,998)
Taxes, charges and contributions	223,059	180,915	601,970
Provisions for tax, civil, labor and regulatory contingencies	(3,928,925)	(1,592,860)	(1,108,045)
Other liabilities	(249,571)	(472,771)	(284,465)
Total adjustments to reconcile profit (loss)	1,835,527	8,459,366	7,800,661
Cash generated from operations	13,113,017	14,190,139	12,935,383
Interest paid	(494,931)	(859,586)	(926,223)
Income and social contribution taxes paid	(676,659)	(689,493)	(568,335)
Net cash (used in) generated by operating activities	11,941,427	12,641,060	11,440,825
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(8,517,458)	(8,367,660)	(7,470,869)
Cash received from sale of PP&E items	9,053	20,672	778,819
Cash paid for acquisition of companies, net of cash acquired		(206,649)
Net payment of derivative contracts on acquisition of GVT	10	31,804
Redemption of (increase in) judicial deposits	2,832,062	83,500	(202,525)
Dividend and interest on equity received			3
Other		111
Net cash (used in) generated by investing activities	(5,676,333)	(8,438,222)	(6,894,572)
Cash flows from financing activities
Payment of loans, financing and debentures	(2,893,219)	(4,485,495)	(2,171,100)
Loans and financing raised		3,055,876	466,629
Received of derivative financial instruments	181,117	107,846	132,410
Payment of derivative financial instruments	(85,124)	(267,254)	(239,379)
Payment for reverse split of shares			(164)
Dividend and interest on equity paid	(4,136,878)	(3,668,551)	(2,966,384)
Treasury shares		(32)
Net cash (used in) generated by financing activities	(6,934,104)	(5,257,610)	(4,777,988)
Increase (decrease) in cash and cash equivalents	(669,010)	(1,054,772)	(231,735)
Cash and cash equivalents at beginning of the year	4,050,338	5,105,110	5,336,845
Cash and cash equivalents at end of the year	R$ 3,381,328	R$ 4,050,338	R$ 5,105,110